Other Payables and Accrued Expenses and Other Non-Current Liabilities - Summary of Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current portion:
Professional fees	¥ 9,807	¥ 5,999
Other tax payables	7,469	5,287
Other payable to suppliers	5,992	478
Advances from insured	3,593	2,835
Government housing Benefit	840	660
Rental expense payable	637	9,082
Accrued marketing expense -loyalty points	595	2,074
Deposits	269	414
Interest payable	53	493
Payable to convertible bond holders		8,794
Others	956	792
Total current portion	30,211	¥ 36,908
Non-Current portion:
Payables for long-term assets	518
Other non-current liabilities total	¥ 518